Debt (Tables) - Summit Materials, LLC [Member]	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Schedule of Debt

	July 2,	January 2,
	2016	2016
Revolving credit facility	$14,000	$—
Term Loan, due 2022:
$643.5 million and $646.8 million, net of $2.8 million and $3.1 million discount at July 2, 2016 and January 2, 2016, respectively	$640,676	$643,693
8 1⁄2% Senior Notes, due 2022	250,000	—
6 1⁄8% Senior Notes, due 2023:
$650 million, net of $1.7 million and $1.8 million discount at July 2, 2016 and January 2, 2016, respectively	648,286	648,165
Total	1,538,962	1,291,858
Current portion of long-term debt	6,500	6,500
Long-term debt	$1,532,462	$1,285,358

Debt consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014

Term Loan, due 2022:
$646.8 million term loan, net of $3.1 million discount at January 2, 2016 and $415.7 million term loan, net of $2.3 million discount at December 27, 2014	643,693	413,369
6 1/8% Senior Notes, due 2023:
$650.0 million senior notes, including a $1.8 million discount at January 2, 2016	648,165
10 1/2% Senior Notes, due 2020:
$625.0 million senior notes, including a $26.5 million net premium at December 27, 2014	—	651,548

Total	1,291,858	1,064,917
Current portion of long-term debt	6,500	5,275

Long-term debt	$1,285,358	$1,059,642

Schedule of Contractual Payments of Long-Term Debt

The contractual payments of long-term debt, including current maturities, for the five years subsequent to July 2, 2016, are as follows:

2016 (six months)	$3,250
2017	6,500
2018	4,875
2019	6,500
2020	8,125
2021	6,500
Thereafter	1,507,750
Total	1,543,500
Less: Original issue net discount	(4,538)
Less: Capitalized loan costs	(15,729)
Total debt	$1,523,233

The contractual payments of long-term debt, including current maturities, for the five years subsequent to January 2, 2016, are as follows:

2016	$6,500
2017	6,500
2018	4,875
2019	6,500
2020	8,125
Thereafter	1,264,250

Total	1,296,750
Less: Original issue net discount	(4,892)
Less: Capitalized loan costs	(11,706)

Total debt	$1,280,152

Summary of Activity for Deferred Financing Fees

Deferred financing fees
Balance—January 2, 2016	$15,892
Loan origination fees	5,109
Amortization	(1,590)
Balance—July 2, 2016	$19,411

Balance—December 27, 2014	$17,215
Loan origination fees	5,130
Amortization	(1,701)
Write off of deferred financing fees	(5,109)
Balance—June 27, 2015	$15,535

The following table presents the activity for the deferred financing fees for the year ended January 2, 2016 and December 27, 2014:

Deferred financing fees

Balance — December 28, 2013	$11,485

Loan origination fees	9,713
Amortization	(3,983)

Balance — December 27, 2014	$17,215

Loan origination fees	14,246
Amortization	(3,390)
Write off of deferred financing fees	(12,179)

Balance — January 2, 2016	$15,892